Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
12. DEBT
Our outstanding debt is comprised of the following (in thousands):

	September 30, 2023	December 31, 2022
February 2022 First Lien Loan	$270,875	$272,938
Shoko Chukin Bank Loan	3,068	—

Total long-term debt, gross	273,943	272,938
Less: unamortized debt issuance costs	(4,760)	(5,290)

Total long-term debt, net of issuance costs	269,183	267,648
Less: current portion	(3,308)	(2,750)

Total long-term debt, net	$265,875	$264,898

June 2017 Term Loans
On June 30, 2017, we entered into a $575.0 million first lien debt facility, comprised of a $50.0 million revolving credit facility and a $525.0 million term loan (the “June 2017 First Lien Loan”), and a second lien credit facility, comprised of a $185.0 million second lien term loan (the “June 2017 Second Lien Loan”). The June 2017 First Lien Loan was amended to upsize the committed amount by $115.0 million on July 2, 2018. On October 28, 2019, we paid off the June 2017 Second Lien Loan balance. The revolving credit facility component of the first lien debt facility was subsequently retired on May 22, 2020. On October 18, 2021, we made an early principal payment related to the June 2017 First Lien Loan of $148.2 million in connection with, and using the proceeds from, the merger transaction with Horizon Acquisition Corporation (“Merger Transaction”) and a private investment in public equity. On February 3, 2022, we repaid $190.7 million of the outstanding balance of the June 2017 First Lien Loan and refinanced the remaining balance with a new $275.0 million term loan.
February 2022 First Lien Loan
On February 3, 2022, we entered into an amendment which refinanced the remaining balance of the June 2017 First Lien Loan with a new $275.0 million term loan (the “February 2022 First Lien Loan”), which has a maturity date of February 3, 2029 and added a new $100.0 million revolving credit facility (the “Revolving Facility”) with a maturity date of February 3, 2027. At September 30, 2023, we had no outstanding borrowings under our Revolving Facility.
The terms of the February 2022 First Lien Loan specify a secured overnight financing rate (“SOFR”) based floating interest rate and contain a springing financial covenant that requires compliance with a first lien net leverage ratio when revolver borrowings exceed certain levels. All obligations under the February 2022 First Lien Loan are unconditionally guaranteed by Hoya Intermediate and substantially all of Hoya Intermediate’s existing and future direct and indirect wholly owned domestic subsidiaries. The February 2022 First Lien Loan requires quarterly amortization payments of $0.7 million. The Revolving Facility does not require periodic payments. All obligations under the February 2022 First Lien Loan are secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of our assets. The February 2022 First Lien Loan carries an interest rate of SOFR (subject to a 0.5% floor) plus 3.25%. The effective interest rate on the February 2022 First Lien Loan was 9.04% and 7.98% per annum at September 30, 2023 and December 31, 2022, respectively.
Our February 2022 First Lien Loan is held by third-party financial institutions and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace. Therefore, the fair value is estimated on a Level 2 basis. At September 30, 2023 and December 31, 2022, the fair value of our February 2022 First Lien Loan approximated the carrying value.
We are subject to certain reporting and compliance-related covenants to remain in good standing under the February 2022 First Lien Loan. These covenants, among other things, limit our ability to incur additional indebtedness and, in certain circumstances, restrict our ability to enter into transactions with affiliates, create liens, merge or consolidate, and make certain payments.
Non-compliance
with these covenants and failure to remedy could result in the acceleration of the loans or foreclosure on the collateral. As of September 30, 2023, we were in compliance with all of our debt covenants related to the February 2022 First Lien Loan.
Due to the refinancing of the June 2017 First Lien Loan with the February 2022 First Lien Loan, we incurred a loss of $4.3 million for the nine months ended September 30, 2022, which is presented in Loss on extinguishment of debt in the Condensed Consolidated Statements of Operations.
Shoko Chukin Bank Loan
In connection with our acquisition of Wavedash, we assumed long-term debt of JPY 458.3 million (approximately $3.1 million), which has a maturity date of June 24, 2026, subject to a fixed interest rate of 1.27% per annum.

12. DEBT
Our outstanding debt at December 31, 2022 and 2021 is comprised of the following (in thousands):

	2022	2021
June 2017 First Lien Loan	$—	$465,712
February 2022 First Lien Loan	272,938	—

Total long-term debt, gross	272,938	465,712
Less: unamortized debt issuance costs	(5,290)	(5,580)

Total long-term debt, net of issuance costs	267,648	460,132
Less: current portion	(2,750)	—

Total long-term debt, net	$264,898	$460,132

June 2017 Term Loans
On June 30, 2017, we entered into a $575.0 million first lien debt facility, comprised of a $50.0 million revolving facility and a $525.0 million term loan (the “June 2017 First Lien Loan”), and a second lien credit facility, comprised of a $185.0 million second lien term loan (the “June 2017 Second Lien Loan”). The First Lien Loan was amended to upsize the committed amount by $115.0 million on July 2, 2018. On October 28, 2019, we paid off the June 2017 Second Lien Loan balance. The underlying revolving credit facility, part of the June 2017 First Lien Loan, was subsequently retired on May 22, 2020. On October 18, 2021, we made an early principal payment related to the June 2017 First Lien Loan of $148.2 million in connection with, and using the proceeds from, the Merger Transaction and PIPE Financing. On February 3, 2022, we repaid $190.7 million of the outstanding balance of the June 2017 First Lien Loan and refinanced the remaining balance with a new $275.0 million term loan.
The June 2017 First Lien Loan was held by third-party financial institutions and was carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace. Therefore, the fair value is estimated on a Level 2 basis. At December 31, 2021, the June 2017 First Lien Loan had a fair value of $465.1 million as compared to the carrying amount of $460.1 million.
February 2022 First Lien Loan
On February 3, 2022, we entered into an amendment which refinanced the remaining June 2017 First Lien Loan with a new $275.0 million term loan (the “February 2022 First Lien Loan”) with a maturity date of February 3, 2029. In connection with the February 2022 First Lien Loan, we also entered into a new revolving credit facility (the “Revolving Facility”), which allows for an aggregate principal amount of $100.0 million and has a maturity date of February 3, 2027. At December 31, 2022, we had no outstanding borrowings under our Revolving Facility.
The terms of the February 2022 First Lien Loan specified a secured overnight financing rate (“SOFR”) based floating interest rate and revised the springing financial covenant under the June 2017 First Lien Loan to require compliance with a first lien net leverage ratio when revolver borrowings exceed certain levels. All obligations under the February 2022 First Lien Loan are unconditionally guaranteed by Hoya Intermediate and substantially all of Hoya Intermediate’s existing and future direct and indirect wholly owned domestic subsidiaries. It requires quarterly amortization payments of $0.7 million. The Revolving Facility does not require periodic payments. All obligations under the February 2022 First Lien Loan are secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of our assets. The February 2022 First Lien Loan carries an interest rate of SOFR plus 3.25%. The SOFR rate for the February 2022 First Lien Loan is subject to a 0.5% floor. The effective interest rate on the February 2022 First Lien Loan was 7.98% per annum at December 31, 2022.
Our February 2022 First Lien Loan is held by third-party financial institutions and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace. Therefore, the fair value is estimated on a Level 2 basis. At December 31, 2022, the fair value of our February 2022 First Lien Loan approximates the carrying value.

We
are subject to certain reporting and compliance-related covenants to remain in good standing under the February 2022 First Lien Loan. These covenants, among other things, limit our ability to incur additional indebtedness, and in certain circumstances, create restrictions on the ability to enter into transactions with affiliates; create liens; merge or consolidate; and make certain payments.
Non-compliance
with these covenants and failure to remedy could result in the acceleration of the loans or foreclosure on the collateral. As of December 31, 2022, we were in compliance with all of our debt covenants related to the February 2022 First Lien Loan.
Due to the refinancing of the June 2017 First Lien Loan with the February 2022 First Lien Loan, we incurred a loss of $4.3 million for the year ended December 31, 2022, which is presented in Loss on extinguishment of debt in the Consolidated Statements of
Operations.
May 2020 First Lien Loan
On May 22, 2020, we entered into a $260.0 million first lien term loan (the “May 2020 First Lien Loan”) that is pari passu with the June 2017 First Lien Loan. The proceeds from the May 2020 First Lien Loan were used for general corporate purposes and to extinguish and retire the revolving facility related to the June 2017 First Lien Loan in full. The May 2020 First Lien Loan had no required amortization payments. All obligations under the May 2020 First Lien Loan were secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of our assets.
The interest rate for the May 2020 First Lien Loan was determined using a LIBOR rate plus an applicable margin of 9.50% per annum, or a base rate plus an applicable margin of 8.50% per annum. The LIBOR rate was subject to a 1.00% floor and the base rate was subject to a 2.00% floor. All obligations under the May 2020 First Lien Loan were secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of our assets. For any period ending prior to May 22, 2022, we had the option of submitting paid-in-kind
elections, whereby the entire outstanding balance would be charged interest at 11.50% per annum and interest amounts will be added to the outstanding principal. On and after May 22, 2022 but prior to May 22, 2023, we had the option of submitting paid-in-kind
elections with respect to all or some of the outstanding balance, whereby the portion for which such paid-in-kind
election was made will be charged interest at a rate equal to the sum of i) 5.0% per annum and ii) at our election, a LIBOR rate plus an applicable margin of 5.00% per annum, or a base rate plus an applicable margin of 4.00% per annum.
Under the terms of the May 2020 First Lien Loan, for certain prepayments and repricing transactions that occurred prior to May 22, 2023, we would owe a prepayment penalty of 3.0% on the first $91.0 million of prepayments. For prepayments greater than $91.0 million prior to May 22, 2022, the amount exceeding $91.0 million would be subject to a prepayment penalty equal to the greater of i) 6.0% and ii) the excess of the discounted measure of principal and interest due upon the second anniversary of the effective date and the outstanding principal at the time of the prepayment. For prepayments greater than $91.0 million on or after May 22, 2022 and prior to May 22, 2023, the amount exceeding $91.0 million would be subject to a prepayment penalty equal to 6.0%.
Our May 2020 First Lien Loan was not traded and was carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. On October 18, 2021, in connection with, and using the proceeds from the Merger Transaction, we paid off in full the May 2020 First Lien Loan balance. The debt extinguishment resulted in a loss of $34.1 million, which is presented in Loss on extinguishment of debt in the Consolidated Statements of Operations. The loss consists of a $28.0 million prepayment penalty and the remaining balance of the original issuance discount and issuance costs of $6.1 million.
Future maturities of our outstanding debt, excluding interest, as of December 31, 2022 were as follows (in thousands):

2023	$2,750
2024	2,750
2025	2,750
2026	2,750
2027	2,750
Thereafter	259,188

Total	$272,938